ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES - Schedule of current accounts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable From/Payable To Related Entities [Line Items]
Accounts payable to related entities	$ 7,444	$ 12
Qatar Airways
Accounts Receivable From/Payable To Related Entities [Line Items]
Accounts payable to related entities	2,312	0
Delta Air Lines, Inc.
Accounts Receivable From/Payable To Related Entities [Line Items]
Accounts payable to related entities	5,132	0
Inversora Aeronáutica Argentina S.A.
Accounts Receivable From/Payable To Related Entities [Line Items]
Accounts payable to related entities	0	5
Patagonia Seafarms INC
Accounts Receivable From/Payable To Related Entities [Line Items]
Accounts payable to related entities	$ 0	$ 7